Income Tax (Details) - Schedule of income tax recognized through profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income tax recognized through profit or loss [Abstract]
Current year	$ 12,250	$ 7,491	$ 8,118
Current tax expense	12,250	7,491	8,118
Origination and reversal of temporary differences	1,455	3,805	(1,083)
Deferred tax expense	1,455	3,805	(1,083)
Total tax expense	$ 13,705	$ 11,296	$ 7,035